Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Useful Lives	Sep. 30, 2024
Motor Vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Land [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Land	Indefinite
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Office equipment, furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Office equipment, furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years